Credit Facilities and Guarantees (Details Textual) - USD ($)			12 Months Ended
	Feb. 16, 2016	Jan. 22, 2014	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Line Of Credit Facility [Line Items]
Repayments of borrowings under credit facility			$ 16,500,000	$ 1,500,000	$ 1,000,000
Westinghouse Agreement | SAL LLC
Line Of Credit Facility [Line Items]
Guarantee Liability Recorded By STRATTEC			250,000	250,000
STRATTEC | Westinghouse Agreement | SAL LLC
Line Of Credit Facility [Line Items]
Guarantee Liability Recorded By STRATTEC			127,000	127,000
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility			$ 30,000,000
Expiry date of credit facility			Aug. 01, 2019
Interest rate on borrowings under the credit facility			LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility			1.00%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility			$ 20,000,000
Expiry date of credit facility			Aug. 01, 2019
Interest rate on borrowings under the credit facility		LIBOR plus 1.75 percent or the bank’s prime rate.	LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility		1.75%	1.00%
Future capital contributions required from partners under the credit agreement			$ 6,000,000
ADAC-STRATTEC Credit Facility | STRATTEC
Line Of Credit Facility [Line Items]
Future capital contributions required from partners under the credit agreement			$ 3,060,000
STRATTEC Advanced Logic Credit Facility | SAL LLC
Line Of Credit Facility [Line Items]
Secured revolving credit facility	$ 1,500,000
Expiry date of credit facility			Feb. 16, 2016
Interest rate on borrowings under the credit facility			LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility			1.00%
Secured revolving credit facility, initiation date			Feb. 16, 2015
Outstanding borrowings under the credit facility	1,500,000			995,000
Cash available to pay outstanding debt	0
STRATTEC Advanced Logic Credit Facility | Registrant's Guarantee of STRATTEC Advanced Logic Credit Facility | SAL LLC
Line Of Credit Facility [Line Items]
Repayments of borrowings under credit facility	1,500,000
Guarantee Liability Recorded By STRATTEC	1,500,000			995,000
STRATTEC Advanced Logic Credit Facility | STRATTEC | Registrant's Guarantee of STRATTEC Advanced Logic Credit Facility
Line Of Credit Facility [Line Items]
Repayments of borrowings under credit facility	1,500,000
Guarantee Liability Recorded By STRATTEC	$ 1,500,000			$ 995,000